Stock Plans, Share-Based Payments and Warrants - Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Outstanding at beginning of year	752,367	510,309
Shares, Options granted	127,017	256,849
Shares, Options forfeited or expired	(42,146)	(14,791)
Shares, Options exercised	(11,112)
Shares, Outstanding at end of year	826,126	752,367
Weighted Average Exercise Price, Outstanding at beginning of year	$ 4.91	$ 5.40
Weighted Average Exercise Price, Options granted	5.57	3.96
Weighted Average Exercise Price, Options forfeited or expired	4.14	6.98
Weighted Average Exercise Price, Options exercised	2.70
Weighted Average Exercise Price, Outstanding at end of year	$ 5.08	$ 4.91